Cromwell Balanced Fund
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
COMMON STOCKS - 57.5%
Aerospace & Defense - 2.0%
ATI, Inc.
(a)
............................................................................ 3,300 $ 268,422
Broadline Retail - 3.9%
Amazon.com, Inc.
(a)
................................................................... 2,382 523,016
Building Products - 1.2%
Builders FirstSource, Inc.
(a)
............................................................. 1,292 156,655
Capital Markets - 1.9%
LPL Financial Holdings, Inc. ............................................................ 744 247,521
Chemicals - 1.0%
Air Products and Chemicals, Inc. ........................................................ 489 133,360
Construction Materials - 2.2%
Martin Marietta Materials, Inc. .......................................................... 470 296,232
Electrical Equipment - 2.3%
GE Vernova, Inc. ..................................................................... 500 307,450
Health Care Providers & Services - 1.0%
Tenet Healthcare Corp.
(a)
............................................................... 675 137,052
Health Care Technology - 1.8%
Veeva Systems, Inc. - Class A
(a)
........................................................ 795 236,838
Hotels, Restaurants & Leisure - 1.6%
Expedia Group, Inc. ................................................................... 966 206,482
Independent Power and Renewable Electricity Producers - 5.2%
Talen Energy Corp.
(a)
.................................................................. 1,625 691,243
Insurance - 1.8%
Markel Group, Inc.
(a)
................................................................... 125 238,920
Interactive Media & Services - 2.2%
Meta Platforms, Inc. - Class A .......................................................... 400 293,752
Life Sciences Tools & Services - 3.7%
Avantor, Inc.
(a)
......................................................................... 12,600 157,248
Danaher Corp. ........................................................................ 1,677 332,482
489,730
Personal Care Products - 1.1%
elf Beauty, Inc.
(a)
...................................................................... 1,050 139,104

Cromwell Balanced Fund
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Shares Value
COMMON STOCKS - (Continued)
Real Estate Management & Development - 1.8%
CoStar Group, Inc.
(a)
.................................................................. 2,886 $ 243,492
Semiconductors & Semiconductor Equipment - 5.1%
Entegris, Inc. .......................................................................... 2,064 190,837
NVIDIA Corp. .......................................................................... 2,591 483,429
674,266
Software - 12.6%
Fair Isaac Corp.
(a)
...................................................................... 122 182,577
Intuit, Inc. ............................................................................. 368 251,311
Microsoft Corp. ........................................................................ 1,179 610,663
Palo Alto Networks, Inc.
(a)
............................................................... 1,580 321,719
Salesforce, Inc. ........................................................................ 649 153,813
SPS Commerce, Inc.
(a)
................................................................. 1,500 156,210
1,676,293
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. - Class B ................................................................... 1,868 130,256
Trading Companies & Distributors - 4.1%
Ferguson Enterprises, Inc. .............................................................. 1,721 386,502
QXO, Inc.
(a)
........................................................................... 8,200 156,292
542,794
TOTAL COMMON STOCKS (Cost $6,111,737) ............................................................ 7,632,878
Par
U.S. TREASURY SECURITIES - 20.9%
United States Treasury Note/Bond
4.63%, 06/30/2026 ................................................................... $ 100,000 100,606
4.25%, 03/15/2027 ................................................................... 450,000 453,709
4.25%, 02/28/2029 ................................................................... 750,000 764,399
3.63%, 09/30/2031 ................................................................... 400,000 395,383
4.00%, 02/15/2034 ................................................................... 300,000 299,279
4.38%, 05/15/2034 ................................................................... 150,000 153,501
4.25%, 05/15/2035 ................................................................... 325,000 328,047
4.25%, 02/15/2054 ................................................................... 300,000 276,996
TOTAL U.S. TREASURY SECURITIES (Cost $2,758,769) .................................................. 2,771,920
CORPORATE BONDS - 13.6%
Banks - 3.0%
Bank of America Corp., 3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037 ........ 100,000 93,462
Citigroup, Inc., 2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032 ........................ 50,000 44,431
Goldman Sachs Group, Inc., 3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 . 50,000 49,580
JPMorgan Chase & Co.
5.58%, to 04/22/2029 then SOFR + 1.16%, 04/22/2030 ................................... 50,000 52,240
5.58%, to 07/23/2035 then SOFR + 1.64%, 07/23/2036 ................................... 50,000 51,870
Morgan Stanley, 5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035 ...................... 50,000 53,320

Cromwell Balanced Fund
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
3
Par Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
PNC Financial Services Group, Inc., 5.40% to 07/23/2034 then SOFR + 1.60%, 07/23/2035 ..... $ 50,000 $ 51,775
396,678
Beverages - 0.7%
Coca-Cola Co., 5.20%, 01/14/2055 ...................................................... 50,000 49,018
Keurig Dr Pepper, Inc., 4.50%, 04/15/2052 ................................................ 50,000 40,423
89,441
Biotechnology - 0.3%
Amgen, Inc., 4.20%, 03/01/2033 ........................................................ 50,000 48,645
Computer and Computer Peripheral Equipment and Software Merchant Wholesalers - 0.4%
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030 ...................................... 50,000 50,901
Diversified Financial Services - 1.1%
Air Lease Corp., 1.88%, 08/15/2026 ...................................................... 50,000 48,974
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036 ............ 50,000 51,886
LPL Holdings, Inc., 4.38%, 05/15/2031
(b)
.................................................. 50,000 48,430
149,290
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc., 3.40%, 03/22/2041 ........................................ 50,000 39,528
Electronic Computer Manufacturing - 0.4%
Dell International LLC/EMC Corp., 4.90%, 10/01/2026 ..................................... 50,000 50,291
Health Care Providers & Services - 0.4%
CVS Health Corp., 5.00%, 09/15/2032 ................................................... 50,000 50,632
Healthcare-Services - 0.7%
Elevance Health, Inc., 5.20%, 02/15/2035 ................................................. 50,000 50,981
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034 .................................. 50,000 49,635
100,616
Insurance - 0.8%
Arthur J Gallagher & Co., 5.15%, 02/15/2035 .............................................. 50,000 50,627
MetLife, Inc., 6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055 .................. 50,000 53,170
103,797
Machinery - 1.1%
IDEX Corp., 4.95%, 09/01/2029 ......................................................... 50,000 51,108
Nordson Corp., 4.50%, 12/15/2029 ....................................................... 50,000 50,304
Xylem, Inc., 4.38%, 11/01/2046 .......................................................... 50,000 42,589
144,001
Media - 0.2%
Comcast Corp., 6.05%, 05/15/2055 ..................................................... 25,000 25,855

Cromwell Balanced Fund
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
4
Par Value
CORPORATE BONDS - (Continued)
Real Estate Investment Trusts - 1.4%
Agree LP, 5.60%, 06/15/2035 ............................................................ $ 50,000 $ 52,182
Brixmor Operating Partnership LP, 5.75%, 02/15/2035 ...................................... 25,000 26,163
Host Hotels & Resorts LP, 5.70%, 07/01/2034 ............................................. 50,000 51,249
Kilroy Realty LP, 6.25%, 01/15/2036 ...................................................... 50,000 51,761
181,355
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc., 5.15%, 11/15/2031 ...................................................... 25,000 25,984
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 08/19/2028 .............................. 50,000 50,083
76,067
Software - 1.1%
Fiserv, Inc., 3.50%, 07/01/2029 .......................................................... 50,000 48,606
Oracle Corp., 5.50%, 08/03/2035 ........................................................ 50,000 51,473
Paychex, Inc., 5.60%, 04/15/2035 ........................................................ 50,000 52,374
152,453
Specialty Retail - 0.3%
Lowe's Cos., Inc., 4.45%, 04/01/2062 ................................................... 50,000 39,961
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029 ....................................... 50,000 50,285
Trading Companies & Distributors - 0.4%
Ferguson Enterprises, Inc., 4.35%, 03/15/2031 ........................................... 50,000 49,694
TOTAL CORPORATE BONDS (Cost $1,765,022) .......................................................... 1,799,490
TOTAL INVESTMENTS - 92.0% (Cost $10,635,528) ....................................................... $ 12,204,288
Other Assets in Excess of Liabilities - 8.0% ................................................................ 1,055,040
TOTAL NET ASSETS - 100% ...........................................................................
$ 13,259,328
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate
(a)
Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $48,430 or 0.4% of the Fund’s net assets.